INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2024	2023	2022
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(100)	$(113)	$(133)
Deferred taxes
Origination and reversal of temporary differences	(27)	52	(10)
Relating to change in tax rates / imposition of new tax laws	—	—	10
Relating to unrecognized temporary differences and tax losses	(40)	(12)	15
	(67)	40	15
Total income tax recovery	$(167)	$(73)	$(118)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2024	2023	2022
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$20	$(8)	$(60)
Other	4	5	(14)
Revaluation surplus
Origination and reversal of temporary differences	(1,220)	115	(679)
Relating to changes in tax rates / imposition of new tax laws	—	—	34
	$(1,196)	$112	$(719)
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2024	2023	2022
Statutory income tax expense(1)	$(176)	$(112)	$(575)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(37)	(6)	(8)
Portion of (losses) gains subject to different tax rates	(27)	23	—
Differences between statutory rate and future tax rate and tax rate changes	—	—	10
Non-controlling interest	13	87	19
Subsidiaries’ income taxed at different rates	19	27	10
Non-deductible expenses (recovery)	39	(93)	426
Other	2	1	—
Effective income tax expense	$(167)	$(73)	$(118)
(1)Statutory income tax recovery (expense) is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of the company’s subsidiaries using the domestic rate in each tax jurisdiction.
The company’s effective income tax rate was 27.8% for the year ended December 31, 2024 (2023: 19.2% and 2022: 6.0%). The effective tax rate is different than the statutory rate primarily due to rate differentials, changes in tax assets not recognized, non-deductible expenses, non-controlling interests income not subject to tax, and legislative changes in tax rates during the year.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2024	2023	2022
Less than four years	$—	$—	$—
Thereafter	138	133	122
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2022	$879	$(5,813)	$(4,934)
Recognized in net income (loss)	16	(1)	15
Recognized in equity	—	(728)	(728)
Foreign exchange	2	452	454
As at December 31, 2022	897	(6,090)	(5,193)
Recognized in net income (loss)	(58)	98	40
Recognized in equity	—	117	117
Business combinations and disposals	—	(11)	(11)
Foreign exchange	—	(670)	(670)
As at December 31, 2023	839	(6,556)	(5,717)
Recognized in net income (loss)	(106)	39	(67)
Recognized in equity	(2)	(1,213)	(1,215)
Business combinations and disposals(1)	—	117	117
Foreign exchange	(6)	451	445
As at December 31, 2024	$725	$(7,162)	$(6,437)
(1)Includes $28 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.
The deferred income tax liabilities include $6,256 million (2023: $5,153 million and 2022: $5,178 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $5,127 million (2023: $5,216 million and 2022: $4,952 million).